SHARE CAPITAL AND RESERVES - Legacy option plan (Details) - Legacy stock option	12 Months Ended
	Nov. 30, 2021 Options $ / shares	Nov. 30, 2020 Options $ / shares
Number of Options
Balance outstanding at the beginning | Options	2,275,941	2,557,741
Exercised | Options	(352,608)	(145,550)
Cancelled and forfeited | Options	(205,827)	(136,250)
Expired | Options	(179,486)
Balance outstanding at the end | Options	1,538,020	2,275,941
Options exercisable at the end | Options	1,340,332
Weighted Average Exercise Price
Balance outstanding at the beginning (in dollars per share) | $ / shares	$ 8.53	$ 8.25
Exercised (in dollars per share) | $ / shares	5.35	2.25
Cancelled and forfeited (in dollars per share) | $ / shares	11.97	10.08
Expired | $ / shares	1.95
Balance outstanding at the end (in dollars per share) | $ / shares	9.56	$ 8.53
Options exercisable at the end (in dollars per share) | $ / shares	$ 9.12